TANGIBLE ASSETS - Carrying Value (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 8,973,952	$ 8,950,411
Property, plant and equipment	9,100,553	8,973,952	$ 8,950,411
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13,387,450	12,789,025	9,668,799
Effects of amendments in accounting policies by rights of use			2,274,285
Increase / (decrease) due to changes in the lease variables	30,106	7,676
Business Combination		393,670
Purchases or capitalized expenses	963,453	935,726	1,003,782
Withdrawals / Sales	(725,572)	(547,088)	(455,463)
Change in fair value	51,321	(31,903)	38,511
Revaluation of investment properties	7,991	9,014	5,288
Transfers to/from non-current assets held for sale	20,986	(241,698)	13,940
Effect of movement in exchange rates	579,748	(9,031)	104,947
Reclassifications	(34,200)	82,059	134,936
Property, plant and equipment	14,281,283	13,387,450	12,789,025
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,408,512)	(3,833,765)	(3,074,412)
Effects of amendments in accounting policies by rights of use			(56,905)
Depreciation of the year charged against profit or loss	(886,949)	(921,705)	(839,105)
Withdrawals / Sales	363,111	250,002	240,213
Transfers to/from non-current assets held for sale	733	68,657	1,069
Effect of movement in exchange rates	(241,599)	28,601	(25,178)
Reclassifications	(1,778)	(302)	(79,447)
Property, plant and equipment	(5,174,994)	(4,408,512)	(3,833,765)
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,986)	(4,849)	(5,904)
Withdrawals / Year impairment charge	(750)	(137)	1,055
Property, plant and equipment	(5,736)	(4,986)	(4,849)
Right of use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,035,519	2,125,558
Property, plant and equipment	1,900,396	2,035,519	2,125,558
Right of use assets | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,721,904	2,518,976
Effects of amendments in accounting policies by rights of use			2,365,889
Increase / (decrease) due to changes in the lease variables	30,106	7,676
Business Combination		90,492
Purchases or capitalized expenses	187,236	237,542	187,834
Withdrawals / Sales	(233,224)	(113,348)	(80,078)
Effect of movement in exchange rates	133,780	(19,434)	50,153
Reclassifications			(4,822)
Property, plant and equipment	2,839,802	2,721,904	2,518,976
Right of use assets | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(686,385)	(393,418)
Effects of amendments in accounting policies by rights of use			(82,351)
Depreciation of the year charged against profit or loss	(341,330)	(361,510)	(323,196)
Withdrawals / Sales	125,691	36,542	8,302
Effect of movement in exchange rates	(35,271)	33,831	772
Reclassifications	(2,111)	(1,830)	3,055
Property, plant and equipment	(939,406)	(686,385)	(393,418)
Investment property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	808,556	928,566
Property, plant and equipment	852,935	808,556	928,566
Investment property [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	808,556	928,566	836,324
Business Combination		10,164
Purchases or capitalized expenses	77,157	37,533	116,702
Withdrawals / Sales	(93,845)	(145,105)	(68,989)
Change in fair value	22,775	(46,924)	19,597
Revaluation of investment properties	7,991	9,014	5,288
Transfers to/from non-current assets held for sale	22,847	4,323	21,722
Effect of movement in exchange rates	2,964	(700)
Reclassifications	4,490	11,685	(2,078)
Property, plant and equipment	852,935	808,556	928,566
Biological assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	122,675	104,857
Property, plant and equipment	154,986	122,675	104,857
Biological assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	122,675	104,857	84,206
Purchases or capitalized expenses	27,213	21,285	20,559
Withdrawals / Sales	(23,448)	(18,488)	(18,822)
Change in fair value	28,546	15,021	18,914
Property, plant and equipment	154,986	122,675	104,857
Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,998,291	5,783,234
Property, plant and equipment	6,154,168	5,998,291	5,783,234
Property, plant and equipment not subject to operating leases [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,718,210	9,223,355	8,740,485
Effects of amendments in accounting policies by rights of use			(91,604)
Business Combination		293,014
Purchases or capitalized expenses	637,541	634,885	671,219
Withdrawals / Sales	(375,055)	(270,147)	(287,264)
Transfers to/from non-current assets held for sale	(1,861)	(246,021)	(7,782)
Effect of movement in exchange rates	443,004	11,103	54,794
Reclassifications	(36,482)	72,021	143,507
Property, plant and equipment	10,385,357	9,718,210	9,223,355
Property, plant and equipment not subject to operating leases [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,715,017)	(3,435,305)	(3,070,841)
Effects of amendments in accounting policies by rights of use			25,446
Depreciation of the year charged against profit or loss	(540,542)	(556,579)	(513,357)
Withdrawals / Sales	237,420	213,460	231,892
Transfers to/from non-current assets held for sale	733	68,657	1,069
Effect of movement in exchange rates	(206,328)	(5,230)	(25,950)
Reclassifications	(1,875)	(20)	(83,564)
Property, plant and equipment	(4,225,609)	(3,715,017)	(3,435,305)
Property, plant and equipment not subject to operating leases [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,902)	(4,816)	(5,901)
Withdrawals / Year impairment charge	(678)	(86)	1,085
Property, plant and equipment	(5,580)	(4,902)	(4,816)
Property, plant and equipment subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,911	8,196
Property, plant and equipment	38,068	8,911	8,196
Property, plant and equipment subject to operating leases [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	16,105	13,271	7,784
Purchases or capitalized expenses	34,306	4,481	7,468
Withdrawals / Sales			(310)
Reclassifications	(2,208)	(1,647)	(1,671)
Property, plant and equipment	48,203	16,105	13,271
Property, plant and equipment subject to operating leases [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(7,110)	(5,042)	(3,571)
Depreciation of the year charged against profit or loss	(5,077)	(3,616)	(2,552)
Withdrawals / Sales			19
Reclassifications	2,208	1,548	1,062
Property, plant and equipment	(9,979)	(7,110)	(5,042)
Property, plant and equipment subject to operating leases [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(84)	(33)	(3)
Withdrawals / Year impairment charge	(72)	(51)	(30)
Property, plant and equipment	$ (156)	$ (84)	$ (33)